Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Fair Value Measurement Inputs Level 1 [Table Text Block]
	ASC 820 Level	December 31, 2015	December 31, 2014
Assets:
Cash and cash equivalents	Level 1	13,578	11,142
Short term investments	Level 1	1,000	1,000
Liabilities:
Short-term borrowings	Level 1	2,814	2,126
Long-Term Debt	Level 1	802	458
Investor Warrants	Level 3	4,205	1,943
Placement Agent Warrants	Level 3	172	148

Schedule Of Fair Value Measurement Inputs Level 3 [Table Text Block]
All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2015	Warrants exercises (see note 19)	FV adjust- ments (see note 19)	USD/ EUR Exch. impact	As of Dec. 31, 2014
Investor Warrants 2012	1,691	(251)	947	102	893
Placement Agent Warrants 2012	99	(79)	57	11	110
Investor Warrants 2013	2,514		1,343	121	1,050
Placement Agent Warrants 2013	73		30	4	39
Total Financial instruments carried at fair value	4,377	(330)	2,377	238	2,092

ScheduleOfFairValueMeasurement Input Level 3 bis [Table Text Block]
All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2014	Warrants exercises (see note 19)	FV adjust- ments (see note 19)	USD/ EUR Exch. impact	As of Dec. 31, 2013
Investor Warrants 2012	893	(83)	(743)	197	1,522
Placement Agent Warrants 2012	110	-	(95)	24	181
Investor Warrants 2013	1,050	-	(799)	221	1,628
Placement Agent Warrants 2013	39	-	(85)	15	109
Total Financial instruments carried at fair value	2,092	(83)	(1,722)	457	3,439